CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Income / (loss) for the year from continuing operations	$ 165,635	$ (159,780)	$ (357,401)
Adjustments for:
Amortization and depreciation	172,480	160,633	200,788
Deferred income tax	4,415	50,027	(13,805)
Current income tax	20,468	19,084	(490)
Share of loss in associates	970	629	1,667
Impairment loss of non-financial assets	111	371	62,268
Loss on disposals of property, plant and equipment and intangible assets	420	139	932
Gain on disposal of subsidiaries	(4,186)
Unpaid concession fees	46,084	65,360	47,467
Low value, short term and variable lease payments	(1,154)	(1,204)	(1,031)
Changes in liability for concessions	101,488	109,103	69,737
Share-based compensation expenses	667	1,020	1,800
Interest expense	164,288	125,533	99,018
Other financial results, net	(41,055)	(19,157)	(14,611)
Net foreign exchange	(90,603)	(113,609)	25,022
Government subsidies per Covid-19 context	(14,133)	(33,366)	(46,701)
Government grants collected	10,020	11,790
Other accruals	(5,043)	7,450	5,037
Inflation adjustment	6,969	(17,727)	26,598
Acquisition of Intangible assets	(154,940)	(83,212)	(128,429)
Income tax paid	(22,631)	(2,871)	(11,126)
Changes in working capital	(57,641)	(12,255)	34,098
Net cash provided by operating activities	302,629	107,958	838
Net cash used in discontinued operating activities	0	0	0
Cash flows from investing activities
Cash contribution in associates	(260)	(741)	(2,070)
Net acquisition of subsidiaries companies		(1,134)
Net disposal of subsidiaries companies	(406)
Acquisition of other financial assets	(150,856)	(37,120)	(54,491)
Disposals of other financial assets	170,235	55,207	67,736
Acquisition of Property, plant and equipment	(9,091)	(7,665)	(8,951)
Acquisition of Intangible assets	(732)	(851)	(576)
Proceeds from sale of Property, plant and Equipment	233	535	11
Others	263	1,395	63
Net cash provided by investing activities	9,386	9,626	1,722
Net cash used in discontinued investing activities	(14,700)	(2,495)	(100)
Cash flows from financing activities
Proceeds from cash contributions	24,170	11,475
Proceeds from borrowings	371,951	366,544	224,310
Principal elements of lease payments	(4,307)	(4,729)	(3,979)
Loans repaid	(328,775)	(266,839)	(71,466)
Interest paid	(111,387)	(86,108)	(41,149)
Debt renegotiation expenses capitalization	(2,011)	(20,439)	(10,975)
Debt renegotiation premium		(193)	(4,690)
Guarantee deposit	(512)	(1,015)	(1,509)
Dividends paid to non-controlling interests in subsidiaries	(11,382)	(2,361)	(1)
Redemption of preferred shares	(172,029)
Others	(6)	(4)
Net cash (used in) / provided by financing activities	(234,288)	(3,669)	90,541
Net cash used in discontinued financing activities	0	0	0
Increase in cash and cash equivalents	77,727	113,915	93,101
Decrease in cash and cash equivalents from discontinued operations	(14,700)	(2,495)	(100)
Cash and cash equivalents
At the beginning of the year	375,783	281,031	195,696
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(53,545)	(16,668)	(7,666)
Increase in cash and cash equivalents	77,727	113,915	93,101
Decrease in cash and cash equivalents from discontinued operations	(14,700)	(2,495)	(100)
At the end of the year	$ 385,265	$ 375,783	$ 281,031